SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), and include the financial statements of the Company and its subsidiaries in which CBP, directly or indirectly, has a controlling financial interest. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment and intangibles with definite lives, the collectability of accounts receivable and loan receivable, the fair value determinations of stock compensation awards and short term investments, identifiable assets acquired and liabilities assumed and noncontrolling interest in business combinations, the realizability of deferred income tax assets and inventories, the recoverability of intangible assets, land use rights, property, plant and equipment, goodwill and equity method investment, and accruals for income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign Currency Translation

The accompanying consolidated financial statements of the Company are reported in US dollar. The financial position and results of operations of the Company’s subsidiaries in the PRC are measured using the Renminbi, which is the local and functional currency of these entities. Assets and liabilities of the subsidiaries are translated at the prevailing exchange rate in effect at each period end. Revenues and expenses are translated at the average rate of exchange during the period. Translation adjustments are included in other comprehensive income/(losses).

Revenue Recognition

Prior to January 1, 2018, revenue was recognized when persuasive evidence of an arrangement existed, delivery of the product has occurred and the customer took ownership and assumed risk of loss, the sales price was fixed or determinable and collection of the relevant receivable was probable. For all sales, the Company required a signed contract or purchase order, which specified pricing, quantity and product specifications. Delivery of the product occurred when the customer received the product, which was when the risks and rewards of ownership have been transferred. Delivery was evidenced by signed customer acknowledgement. The Company’s sales agreements did not provide the customer the right of return, unless the product was defective in which case the Company allowed for an exchange of product or return. For the periods presented, defective product returns were inconsequential. Revenue represents the invoiced amount of products sold, net of value added taxes (VAT).

Effective January 1, 2018, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. Topic 606 requires the Company to recognize revenue upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company sells biopharmaceutical and biomaterial products to hospitals, inoculation centers and distributors. For all sales, the Company requires a signed contract or purchase order, which specifies pricing, quantity and product specifications. The Company recognizes revenue upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for those products, excluding amounts collected on behalf of third parties (e.g. value-added taxes). The transfer of control of the products is satisfied at a point in time, which is the delivery of the products to customers’ premises and evidenced by signed customer acknowledgement. The selling price, which is specified in the signed contracts or purchase orders, is fixed. The Company has unconditional right to receive full payment of the sales price, upon the delivery of the products to customers and the signing of the customer acknowledgement. Customers are required to pay under the customary payment terms, which is generally less than six months. Advances from customers (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers the products to customers, and are included in other payables and accrued expenses.

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 Inputs: Unadjusted quoted prices for identical assets or liabilities in active markets accessible to the entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1, inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The fair value measurement level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

See Note 16 to the Consolidated Financial Statements.

Cash and Cash Equivalents

Cash consists of cash on hand and demand deposits. The Company considers all highly liquid investments with original maturities of three-month or less at the time of purchase and readily convertible into known amounts of cash to be cash equivalents.

As of December 31, 2019 and 2018, the Company maintained cash and cash equivalents at banks in the following locations:

	December 31, 2019	December 31, 2018
	USD	USD
PRC, excluding Hong Kong	78,412,035	158,739,504
Hong Kong	1,153,006	3,936,815
U.S.	80,745,824	175,133,834
Total	160,310,865	337,810,153

Time deposits

The Company’s time deposits represent bank financial products with original maturity of less than one year when purchased with insured principle and interest based on the stated interest rate in the agreement with the Company upon maturity. The interest earned is recorded in interest income in the statements of comprehensive income.

Short term investments

The Company’s short term investments represent bank financial products not readily available to be converted to cash with terms less than one year when purchased with floating interest rate. The Company elects to apply the fair value option for short term investments. Investment income and fair value changes from short term investments are recorded in other income, net in the statements of comprehensive income.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable is recognized when the Company has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, the customers’ financial condition, the amount of accounts receivables in dispute, the accounts receivables aging and the customers’ payment patterns. The Company reviews its allowance for doubtful accounts monthly. Past due balances are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Cost of work-in-process and finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less than accumulated depreciation and impairment, if any.

Cost incurred in the construction of property, plant and equipment, including downpayments and progress payments, are initially capitalized as construction-in-progress and transferred into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20‑45 years
Machinery and equipment	10 years
Furniture, fixtures, office equipment and vehicles	5‑10 years

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Business Combination

The Company accounts for its business combination using the acquisition method in accordance with ASC Topic 805 (“ASC 805”): Business Combinations. An acquirer is required to recognize the identifiable acquired assets, the liabilities assumed, and any noncontrolling interest in the acquiree at the acquisition date, measured at their fair values as of that date. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. The excess of (i) the total purchase price and fair value of the noncontrolling interests over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of identifiable assets acquired and liabilities assumed. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis and more frequently when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When performing an evaluation of goodwill impairment, the Company has elected the option to first assess qualitative factors, such as significant events and changes to expectations and activities that may have occurred since the last impairment evaluation, to determine if it is more likely than not that goodwill might be impaired. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative fair value test is performed to determine if the fair value of the reporting unit exceeds its carrying value.

The Company has adopted Accounting Standards Update ("ASU") 2017-04, Simplifying the Test for Goodwill Impairment, for annual goodwill impairment tests from January 1, 2018. This guidance removes Step 2 of the goodwill impairment test, which required the estimation of an implied fair value of goodwill in the same manner as the calculation of goodwill upon a business combination. Under the new amendments, the Company’s goodwill impairment review involves the following steps: 1) qualitative assessment – evaluate qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The factors the Company considers include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, financial performance or events-specific to that reporting unit. If or when the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount, including goodwill, the Company would move to the quantitative method; 2) quantitative method –the Company performs the quantitative fair value test by comparing the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

In 2019, the Company only performed qualitative assessments to determine that it is not more likely than not that the fair value of each reporting unit was less than its carrying amount. No impairment of goodwill was recognized for any of the years presented.

Lease

The Company is a lessee in a number of noncancellable operating leases, primarily for warehouses and office space.

Prior to the adoption of ASC 842, operating leases were not recognized on the balance sheet of the Company, but rent expenses with fixed escalating payments and/or rent holidays were recognized on a straight-line basis over the lease term.

From January 1, 2019, the Company accounts for leases in accordance with ASC Topic 842, Leases. The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.

Key estimates and judgments include how the Company determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.

●	ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value of the underlying leased asset or the amount of the lessor’s deferred initial direct costs. Instead, the Company uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Company does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to derive an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.
●	The lease term for all of the Company’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Company’s option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
●	Lease payments included in the measurement of the lease liability comprise the following:

–    Fixed payments, including in-substance fixed payments, owed over the lease term (which includes termination penalties the Company would owe if the lease term assumes the Company to exercise a termination option);

–    Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date;

–    Amounts expected to be payable under a Company-provided residual value guarantee; and

–     The exercise price of a Company option to purchase the underlying asset if the Company is reasonably certain to exercise the option.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expense in the Company’s consolidated statements of income in the same line item as expense arising from fixed lease payments (operating leases).

ROU assets for operating and finance leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Company monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

Operating lease ROU assets are presented in other non-current assets on the consolidated balance sheet. The current portion of operating lease liabilities is included in other payables and accrued expenses and the long-term portion is presented separately as other liabilities on the consolidated balance sheets.

The Company has made accounting policy elections whereby it (i) does not recognize ROU assets or lease liabilities for short term leases (those with original terms of 12-months or less) and (ii) combines lease and non-lease components for facilities leases, which primarily relate to ancillary expenses such as common area maintenance charges and management fees of its operating leases. As of December 31, 2019, the Company did not have any finance leases.

Land Use Rights

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term. Land use rights are carried at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the contractual period of the rights ranging from 40 to 50 years.

Equity Method Investment

Investment in an investee in which the Company has the ability to exercise significant influence, but does not have a controlling interest is accounted for using the equity method. Significant influence is generally presumed to exist when the Company has an ownership interest in the voting stock between 20% and 50%, and other factors, such as representation on the board of directors and participation in policy-making processes, are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expenses) in the Company’s consolidated statements of comprehensive income. Deferred taxes are provided for the difference, if any, between the book and tax basis of the investment. The Company determines the difference between the carrying amount of the investee and the underlying equity in net assets which results in an excess basis in the investment. The excess basis is allocated to the underlying assets and equity method goodwill of the Company’s investee. The excess basis allocated to the underlying assets is either amortized or depreciated over the applicable useful lives. The equity method goodwill, which is $1,173,008 and $1,192,320 at December 31, 2019 and 2018, respectively, is not amortized or tested for impairment; instead the equity method investment is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable. The Company recognizes a loss if it is determined that other than temporary decline in the value of the investment exists. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. No impairment loss was recognized by the Company for the years ended December 31, 2019, 2018 and 2017.

The Company’s equity method investment as of December 31, 2019 and 2018 represented 35%equity interest investment in Xi’an Huitian Blood Products Co., Ltd. (“Huitian”), which the Company acquired in October 2008.

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attaching to them and the grants will be received. Grants that compensate research and development expenses are recognized as a reduction to the related research and development expenses. Grants that compensate the Company for the cost of property, plant and equipment are recognized as deferred income and are recognized as a reduction of depreciation and amortization during the useful life of the asset.

For the years ended December 31, 2019, 2018 and 2017, the Company received government grants of RMB8,468,100 (approximately $1,225,147), RMB4,837,300 (approximately $704,795) and RMB2,405,210 (approximately $368,093), respectively, which have been recognized as a reduction of research and development expenses.

For the year ended December 31, 2012, the Company received government grants of RMB18,350,000 (approximately $2,989,215) related to the technical upgrade of the manufacturing facilities in Guizhou Taibang, which was recorded as deferred income. The grants amortized amounted to $266,217, $277,801 and $271,754 for the years ended December 31, 2019, 2018 and 2017, respectively.

For the year ended December 31, 2015, the Company received government grants of RMB15,000,000 (approximately $2,452,864) related to the new manufacturing facilities for factor products in Shandong Taibang, which was recorded as deferred income. These grants are amortized as the related assets are depreciated. The grants amortized amounted to $217,616, $227,085 and $222,143 for the year ended December 31, 2019, 2018 and 2017, respectively.

Intangible Assets

Intangible assets with finite useful life are amortized on a straight-line basis, as the pattern of economic benefit of intangible assets cannot be reliably determined, over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of permits and license, customer relationships, technical know-how and others with the following estimated useful lives.

Permits and license	5‑10 years
Customer relationships	7 years
Technical know-how	3‑12 years
Others	5‑10 years

The estimated useful life is the period over which the intangible asset is expected to contribute directly or indirectly to the future cash flows of the Company.

The in-process research and development assets acquired in a business combination are accounted for as an indefinite-lived intangible asset until completion or abandonment of the associated research and development activities.

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development expenses for the years ended December 31, 2019, 2018 and 2017 were $11,734,590, $9,524,412 and $6,503,712, respectively. These expenses include the costs of the Company’s internal research and development activities.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Employee Benefit Plans

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 25% to 43% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of comprehensive income when the related service is provided. For the years ended December 31, 2019, 2018 and 2017, the costs of the Company’s contributions to the defined contribution plans amounted to $5,941,209, $5,581,682, and $3,763,276, respectively.

The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Share-based Payment

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For graded vesting awards, the Company recognizes compensation cost on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Impairment of Long-lived Assets

Long-lived assets, including property, plant and equipment, land use rights and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Earnings per Share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary share outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary share and other participating securities based on their participating rights in undistributed earnings. The Company’s nonvested shares were considered participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalent, if any, by the weighted average number of ordinary share and dilutive ordinary share equivalent outstanding during the year. Potential dilutive securities are not included in the calculation of diluted earnings per share if the impact is anti-dilutive.

Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal reporting used by the chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments. As a result of the business combination completed on January 1, 2018 as described in Note 3, the Company classified the reportable operating segments for the year ended December 31, 2019 and 2018 into (i) biopharmaceutical products and (ii) biomaterial products. Biopharmaceutical products currently include plasma products and placenta polypeptide. The Company had one operating segment, biopharmaceutical products segment, which included plasma-based products and placenta polypeptide for the years of 2017.

Substantially all of the Company’s operations and customers are located in the PRC, and therefore, no geographic information is presented.

Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Disclosure will be made if an unfavorable outcome is determined to be reasonably possible but not probable, or if the amount of loss cannot be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. The original effective date for ASU 2014-09 would have required the Company to adopt beginning in its first quarter of 2017. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606) – Deferral of the Effective Date, which defers the effective date of ASU 2014-09 for one year and permits early adoption as early as the original effective date of ASU 2014-09. The new revenue standard may be applied retrospectively to each prior period presented (“full retrospective method) or retrospectively with the cumulative effect recognized as of the date of adoption (“modified retrospective method”). The Company applied the modified retrospective method to those contracts that are not completed contracts on January 1, 2018 upon adoption of ASU 2014-09. Results for reporting periods beginning after January 1, 2018 are presented under the new revenue recognition, while prior period amounts are not adjusted and continue to be reported in accordance with ASC 605. The adoption of new revenue standard did not impact retained earnings as of January 1, 2018. There are no changes between the reported results under Topic 606 and those have been reported under legacy US GAAP.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements (“ASU 2018-11”). The guidance modified lease accounting for both lessees and lessors to increase transparency and comparability by recognizing lease assets and lease liabilities by lessees for those leases classified as operating leases under previous accounting standards and disclosing key information about leasing arrangements. The guidance is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Company adopted the guidance for financial statements periods beginning January 1, 2019 using the modified retrospective transition method and initially apply the transition provisions at January 1, 2019, which allows the Company to continue to apply the legacy guidance in ASC 840 for periods prior to 2019.

In January 2017, the FASB issued ASU No. 2017-01, Clarifying the Definition of a Business (“ASU 2017-01”), which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. If substantially all of the fair value is concentrated in a single asset or a group of similar assets, the acquired set is not a business. If this is not met, the entity then evaluates whether the set meets the requirement that a business include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Determining whether a set constitutes a business is critical because the accounting for a business combination differs significantly from that of an asset acquisition. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. ASU 2017-01 will be applied prospectively to any transactions occurring within the period of adoption. Early adoption is permitted, including for interim or annual periods in which the financial statements have not been issued or made available for issuance. The Company has adopted ASU 2017-01 from January 1, 2018 for the acquisition of TianXinFu. (see Note 3).

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. As a result of ASU 2017-04, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and then recognize an impairment charge, as necessary, for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 is effective for fiscal years and interim periods within those years beginning after December 15, 2019, and early adoption is permitted for interim or annual goodwill impairment tests performed after January 1, 2017. The Company has early adopted ASU 2017-04 from January 1, 2018.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13) (“ASU 2018-13”). ASU 2018-13 modifies certain disclosure requirements on fair value measurements, including (i) clarifying narrative disclosure regarding measurement uncertainty from the use of unobservable inputs, if those inputs reasonably could have been different as of the reporting date, (ii) adding certain quantitative disclosures, including (a) changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and (b) the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and (iii) removing certain fair value measurement disclosure requirements, including (a) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (b) the policy for timing of transfers between levels of the fair value hierarchy and (c) the valuation processes for Level 3 fair value measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company is currently evaluating the effect of the disclosure requirements of ASU 2018-13 will have on its consolidated financial statements and does not expect the impact to have a material effect.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”). ASU 2019-04 includes the codification improvements resulting from the June 11, 2018 and November 1, 2018 Credit Losses Transition Resource Group (TRG) Meetings and the codification improvements to Update 2016-13 (Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments), etc. ASU 2019-04 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Based on the composition of the Company’s investment portfolio, current market conditions, and historical credit loss activity, the adoption of ASU 2016-13 and ASU 2019-04 is not expected to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Tax (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12) (“ASU 2019-12”). ASU 2019-12 removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the effect of the disclosure requirements of ASU 2019-12 will have on its consolidated financial statements and does not expect the impact to have a material effect.